FIRE Funds Wealth Builder ETF

Schedule of Investments

January 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
Academy Veteran Impact ETF (a)	3,872	$76,632
Cambria Chesapeake Pure Trend ETF (a)	3,960	65,551
Cambria Micro & SmallCap Shareholder Yield ETF (a)	1,199	31,834
Cambria Tail Risk ETF (a)	3,861	42,626
Fundstrat Granny Shots US Large Cap ETF (a)(b)	1,577	32,849
Gotham 1000 Value ETF (a)	2,200	53,578
Grizzle Growth ETF (a)	1,012	33,777
Invesco Taxable Municipal Bond ETF	1,639	43,171
Madison Aggregate Bond ETF (a)	5,423	108,762
Madison Short-Term Strategic Income ETF (a)	5,368	109,288
Nicholas Fixed Income Alternative ETF (a)	2,552	48,921
Residential REIT ETF (a)	2,805	51,845
Robinson Alternative Yield Pre-Merger SPAC ETF (a)	5,423	109,653
Sofi Select 500 ETF (a)	1,111	123,266
SPDR Gold MiniShares Trust (b)	1,507	83,608
STKd Bitcoin & Gold ETF (a)	3,014	91,113
TOTAL EXCHANGE TRADED FUNDS (Cost $1,105,143)		1,106,474

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.32% (c)	5,256	5,256
TOTAL SHORT-TERM INVESTMENTS (Cost $5,256)		5,256

TOTAL INVESTMENTS - 100.0% (Cost $1,110,399)		1,111,730
Other Assets in Excess of Liabilities - 0.0% (d)		13
TOTAL NET ASSETS - 100.0%		$1,111,743

Percentages are stated as a percent of net assets.

(a) Affiliated company as defined by the Investment Company Act of 1940.
(b) Non-income producing security.
(c) The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d) Represents less than 0.05% of net assets.